Exhibit 99.1

World Omni Auto Receivables Trust 2013-B

Monthly Servicer Certificate

March 31, 2017

Dates Covered
Collections Period	03/01/17 - 03/31/17
Interest Accrual Period	03/15/17 - 04/16/17
30/360 Days	30
Actual/360 Days	33
Distribution Date	04/17/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/17	128,141,710.12	13,933
Yield Supplement Overcollateralization Amount 02/28/17	1,851,739.28	0
Receivables Balance 02/28/17	129,993,449.40	13,933
Principal Payments	8,693,732.10	330
Defaulted Receivables	409,287.31	30
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/17	1,634,115.99	0
Pool Balance at 03/31/17	119,256,314.00	13,573

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	791,491,997.61	32,304

Pool Factor	15.27%

Prepayment ABS Speed	1.39%

Overcollateralization Target Amount	7,614,178.45
Actual Overcollateralization	7,614,178.45

Weighted Average APR	3.49%
Weighted Average APR, Yield Adjusted	5.06%
Weighted Average Remaining Term	25.37

Delinquent Receivables:
Past Due 31-60 days	2,810,367.95	211
Past Due 61-90 days	516,495.50	38
Past Due 91-120 days	47,528.74	6
Past Due 121+ days	0.00	0
Total	3,374,392.19	255

Total 31+ Delinquent as % Ending Pool Balance	2.83%

Recoveries	259,473.44

Aggregate Net Losses/(Gains) - March 2017	149,813.87

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.38%
Prior Net Losses Ratio	0.96%
Second Prior Net Losses Ratio	0.84%
Third Prior Net Losses Ratio	0.94%
Four Month Average	1.03%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.63%

Flow of Funds	$ Amount

Collections	9,322,785.15
Advances	(6,044.43)
Investment Earnings on Cash Accounts	4,234.02
Servicing Fee	(108,327.87)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	9,212,646.87

Distributions of Available Funds
(1) Class A Interest	115,410.38
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	22,372.90
(4) Second Priority Principal Distributable Amount	1,271,217.67
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	7,614,178.45
(7) Distribution to Certificateholders	189,467.47
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	9,212,646.87

Servicing Fee	108,327.87
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	728,676,000.00
Original Class B	15,609,000.00

Total Class A & B
Note Balance @ 03/15/17	120,527,531.67
Principal Paid	8,885,396.12
Note Balance @ 04/17/17	111,642,135.55

Class A-1
Note Balance @ 03/15/17	0.00
Principal Paid	0.00
Note Balance @ 04/17/17	0.00
Note Factor @ 04/17/17	0.0000000%

Class A-2
Note Balance @ 03/15/17	0.00
Principal Paid	0.00
Note Balance @ 04/17/17	0.00
Note Factor @ 04/17/17	0.0000000%

Class A-3
Note Balance @ 03/15/17	0.00
Principal Paid	0.00
Note Balance @ 04/17/17	0.00
Note Factor @ 04/17/17	0.0000000%

Class A-4
Note Balance @ 03/15/17	104,918,531.67
Principal Paid	8,885,396.12
Note Balance @ 04/17/17	96,033,135.55
Note Factor @ 04/17/17	87.5607567%

Class B
Note Balance @ 03/15/17	15,609,000.00
Principal Paid	0.00
Note Balance @ 04/17/17	15,609,000.00
Note Factor @ 04/17/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	137,783.28
Total Principal Paid	8,885,396.12
Total Paid	9,023,179.40

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.48000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.83000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	1.32000%
Interest Paid	115,410.38
Principal Paid	8,885,396.12
Total Paid to A-4 Holders	9,000,806.50

Class B
Coupon	1.72000%
Interest Paid	22,372.90
Principal Paid	0.00
Total Paid to B Holders	22,372.90

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1851217
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.9381636
Total Distribution Amount	12.1232853

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	1.0522847
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	81.0149542
Total A-4 Distribution Amount	82.0672389

B Interest Distribution Amount	1.4333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4333333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	143.07
Noteholders' Principal Distributable Amount	856.93

Account Balances	$ Amount

Advances
Balance as of 02/28/17	30,749.65
Balance as of 03/31/17	24,705.22
Change	(6,044.43)

Reserve Account
Balance as of 03/15/17	1,903,544.61
Investment Earnings	814.20
Investment Earnings Paid	(814.20)
Deposit/(Withdrawal)	-
Balance as of 04/17/17	1,903,544.61
Change	-

Required Reserve Amount	1,903,544.61